INCOME TAXES (Components of deferred tax provision (benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Deferred tax provision (benefit)	$ 727,000	$ 1,570,000	$ (309,000)
Tax Depreciation Exceeding Book Depreciation [Member]
Deferred tax provision (benefit)	553,647	3,897,397	406,019
Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	11,453	(2,247,196)
Decrease (Increase) of Rental Income Received in Advance [Member]
Deferred tax provision (benefit)	44,298	(50,032)	22,995
Increase (Decrease) In Unbilled Receivables [Member]
Deferred tax provision (benefit)	(132,736)	19,211	172,860
Deferred Revenue [Member]
Deferred tax provision (benefit)	396,667	(28,333)	(946,033)
Litigation Deposit Due From Contractor [Member]
Deferred tax provision (benefit)	(94,932)
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ (51,397)	$ (21,047)	$ 35,159